Fresh Start Reporting - Consolidated balance sheet (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	5 Months Ended
	Jan. 31, 2021	Sep. 30, 2020
Current assets:
Accounts receivable	$ (990)
Goodwill	(580,639)
Current liabilities:
Deferred revenue	116,252
Long-term debt	5,050
Deferred tax liabilities	(73,446)	$ 77,200
Total long-term liabilities	400
Fresh-Start Adjustment, Increase (Decrease), Long-term Debt	5,050
Shareholders' equity (deficit):
(Accumulated deficit) retained earnings	(41,257)
Accumulated other comprehensive loss	(2,733)
Plan Of Reorganization [Member]
Current assets:
Cash and cash equivalents	42,341
Restricted cash	35,306
Accounts receivable	73,607
Prepaid expense and other current assets	39,317
Total current assets	190,571
Property and equipment, net	15,523
Goodwill	1,070,674
Intangible assets, net	249,962
Right of use assets	17,454
Other assets	17,313
Total assets	1,561,497
Current liabilities:
Current maturities of long-term debt	60,000
Borrowings under accounts receivable facility	48,886
Accounts payable	7,851
Accrued compensation	23,587
Accrued expenses and other liabilities	12,105
Lease liabilities	1,699
Deferred revenue	196,469
Total current liabilities	350,597
Long term lease liabilities	3,732
Deferred revenue - non-current	1,783
Other long-term liabilities	2,289
Total long-term liabilities	7,804
Liabilities subject to compromise	4,472,954
Total liabilities	4,831,355
Shareholders' equity (deficit):
Ordinary shares (Predecessor)	138
Additional paid in capital (Predecessor)	83
(Accumulated deficit) retained earnings	(3,267,346)
Accumulated other comprehensive loss	(2,733)
Total shareholder (deficit) equity	(3,269,858)
Total liabilities and shareholders' (deficit) equity	1,561,497
Reorganization Adjustments
Current assets:
Cash and cash equivalents	49,668
Restricted cash	(25,000)
Accounts receivable	1,700
Prepaid expense and other current assets	(300)
Total current assets	26,068
Property and equipment, net	500
Goodwill	5,100
Other assets	(3,500)
Total assets	28,168
Current liabilities:
Current maturities of long-term debt	(57,400)
Accounts payable	300
Accrued compensation	1,400
Accrued expenses and other liabilities	500
Lease liabilities	3,245
Deferred revenue	2,400
Total current liabilities	(49,555)
Long-term debt	517,400
Long term lease liabilities	12,442
Warrants	11,200
Deferred tax liabilities	30,484
Other long-term liabilities	3,796
Total long-term liabilities	575,322
Fresh-Start Adjustment, Increase (Decrease), Long-term Debt	517,400
Liabilities subject to compromise	(4,472,954)
Total liabilities	(3,947,187)
Shareholders' equity (deficit):
Ordinary shares (Predecessor)	(138)
Additional paid in capital (Predecessor)	(83)
Ordinary shares (Successor)	40
Additional paid in capital (Successor)	666,933
(Accumulated deficit) retained earnings	3,308,603
Total shareholder (deficit) equity	3,975,355
Total liabilities and shareholders' (deficit) equity	28,168
Fresh-Start Adjustments
Current assets:
Accounts receivable	(990)
Prepaid expense and other current assets	(10,573)
Total current assets	(11,563)
Goodwill	(580,639)
Intangible assets, net	516,124
Right of use assets	367
Other assets	(10,219)
Total assets	(85,930)
Current liabilities:
Lease liabilities	(175)
Deferred revenue	(115,124)
Total current liabilities	(115,299)
Long-term debt	(5,050)
Long term lease liabilities	225
Deferred tax liabilities	73,446
Deferred revenue - non-current	(1,128)
Other long-term liabilities	400
Total long-term liabilities	67,893
Fresh-Start Adjustment, Increase (Decrease), Long-term Debt	(5,050)
Total liabilities	(47,406)
Shareholders' equity (deficit):
(Accumulated deficit) retained earnings	(41,257)
Accumulated other comprehensive loss	2,733
Total shareholder (deficit) equity	(38,524)
Total liabilities and shareholders' (deficit) equity	(85,930)
Reorganization [Member]
Current assets:
Cash and cash equivalents	92,009
Restricted cash	10,306
Accounts receivable	74,317
Prepaid expense and other current assets	28,444
Total current assets	205,076
Property and equipment, net	16,023
Goodwill	495,135
Intangible assets, net	766,086
Right of use assets	17,821
Other assets	3,594
Total assets	1,503,735
Current liabilities:
Current maturities of long-term debt	2,600
Borrowings under accounts receivable facility	48,886
Accounts payable	8,151
Accrued compensation	24,987
Accrued expenses and other liabilities	12,605
Lease liabilities	4,769
Deferred revenue	83,745
Total current liabilities	185,743
Long-term debt	512,350
Long term lease liabilities	16,399
Warrants	11,200
Deferred tax liabilities	103,930
Deferred revenue - non-current	655
Other long-term liabilities	6,485
Total long-term liabilities	651,019
Fresh-Start Adjustment, Increase (Decrease), Long-term Debt	512,350
Total liabilities	836,762
Shareholders' equity (deficit):
Ordinary shares (Successor)	40
Additional paid in capital (Successor)	666,933
Total shareholder (deficit) equity	666,973
Total liabilities and shareholders' (deficit) equity	$ 1,503,735